CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income		¥ 17,227		$ 2,360	¥ 10,002		¥ 1,367
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation		2,042		281	1,834		1,188
Amortization of debt issuance cost		109		15
Equity in loss/(income) of affiliates		(2,828)		(387)	(1,072)		586
Loss from disposal of property, equipment and software		12		2	25		24
Gain from acquirement of business or disposal of long-term investments		(12)		(2)	(11)		(23)
Impairments of long-term investments		122		17	115		949
Changes in fair value for equity securities investment and exchangeable senior notes		(1,082)		(148)	1,507		(1,338)
Gain from the fair value remeasurement upon the discontinuance of the equity method investments		0			0		(1,135)
Gain from foreign currency forwards		(218)		(30)	(22)		(59)
Allowance for credit losses		330		45	79		296
Depreciation of property, equipment and software		655		90	627		632
Amortization of intangible assets and land use rights		196		27	190		243
Amortization of right of use assets		256		35	235		416
Deferred income tax expenses/(benefits)		(505)		(69)	(761)		295
Changes in current assets and liabilities, net of effects of business acquisitions and disposals:
Increase in accounts receivable		(1,145)		(157)	(6,026)		(701)
(Increase)/decrease in due from related parties		33		5	(936)		(240)
Increase in prepayments and other current assets		(2,415)		(331)	(2,101)		(1,659)
Decrease/(increase) in long-term receivables		188		26	(84)		7
Increase/(decrease) in accounts payable		(203)		(28)	8,977		1,309
Increase in due to related parties		94		13	147		18
Increase/(decrease) in salary and welfare payable		(68)		(9)	1,432		24
(Decrease)/increase in taxes payable		160		22	1,203		(228)
Increase in advances from customers		3,869		530	5,129		708
(Decrease)/increase in accrued liability for rewards program		1,408		193	648		(4)
(Decrease)/increase in other payables and accruals		1,400		192	867		(34)
Net cash provided by operating activities		19,625		2,692	22,004		2,641
Cash flows from investing activities:
Purchase of property, equipment and software		(591)		(81)	(606)		(497)
Cash paid for long-term investments		(6,776)		(928)	(9,153)		(12,258)
Cash (paid)/received for business combinations, net of cash acquired		1,217		167	0		(5)
Purchase of intangible assets							(1)
Cash received from disposal of short-term investments		53,970		7,394	11,141		22,638
Cash paid for short-term investments		(63,230)		(8,663)	(7,314)		(9,341)
Cash received from loans to the users		6,661		913	24,523		5,499
Cash paid for loans to the users		(7,864)		(1,077)	(25,018)		(5,277)
Net change in loans to the users with terms of less than three months		(453)		(62)	(428)		217
Cash received from disposal of long-term investments		11,014		1,509	12,774		161
Net cash provided by/(used in) investing activities		(6,052)		(828)	5,919		1,136
Cash flows from financing activities:
Proceeds from short-term bank loans		31,775		4,353	34,562		23,294
Repayment of short-term bank loans		(35,050)		(4,802)	(40,756)		(28,164)
Proceeds from long-term bank loans		44		6	11,915		9,808
Repayment of long-term loans, including current portion		(14,860)		(2,036)	(7,682)		(10,371)
Proceeds from exercise of share options		1,726		236	399		179
Cash paid for acquisition of additional equity interests of subsidiaries		(198)		(27)	(264)		(116)
Cash paid for repurchasing of ordinary shares		(2,172)		(298)	(1,617)
Proceeds from issuance of convertible notes		10,737		1,471
Cash paid for settlement of convertible notes							(521)
Proceeds from securitization debt		2,548		349	968
Cash paid for settlement of securitization debt		(1,260)		(173)	(72)		(826)
Net cash used in financing activities		(6,710)		(921)	(2,547)		(6,717)
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		247		31	120		231
Net (decrease)/increase in cash and cash equivalents, restricted cash		7,110		974	25,496		(2,709)
Cash and cash equivalents, restricted cash, beginning of year		43,983	[1]	6,026	18,487	[1]	21,196
Cash and cash equivalents, restricted cash, end of year	[1]	51,093		7,000	43,983		18,487
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		2,700		370	1,290		471
Cash paid for interest, net of amounts capitalized		1,653		226	1,889		1,444
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible notes		6		1
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(1,870)		(256)			(6)
Accruals related to purchase of property, equipment and software		¥ (41)		$ (6)	(36)		(28)
Unpaid cash consideration for business acquisitions and acquisition of additional equity interest of subsidiary					¥ (1)		¥ (32)

[1]	As of December 31, 2022, cash and cash equivalents and restricted cash are RMB17.0 billion and RMB1.5 billion respectively.